INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The Manager's effective income tax rate is different from the Manager's statutory income tax rate due to the following differences set out below:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022	2023	2022
Statutory income tax rate	27%	27%
(Reduction) increase in rate resulting from:
Non-taxable amounts	(28)%	(27)%
Valuation allowance	1%	—%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities	A summary of the tax effects of the temporary differences is as follows:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Losses (Canada)	$2	$—
Valuation allowance	(2)	—
Deferred income tax assets	$—	$—